Warrant Liabilities - Schedule Of Fair Value Of Warrants Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Outstanding	756,172	1,096,730	793,471
Fair Value Of Warrants	$ 7,755	$ 3,730	$ 529
Series D Shadow Preferred Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.44	$ 10.44
Class of Warrant or Right, Outstanding	0	338,495	1,545
Fair Value Of Warrants	$ 0	$ 3	$ 4
Series D 2 Shadow Preferred Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.97	$ 4.97
Class of Warrant or Right, Outstanding	756,172	756,172	756,172
Fair Value Of Warrants	$ 406	$ 894	$ 203
Pay to Play warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Fair Value Of Warrants	927	976	$ 322
Convertible Notes Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Fair Value Of Warrants	$ 5,314	$ 1,352
Common Stock Warrants [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 104.43	$ 104.43
Class of Warrant or Right, Outstanding	0	2,063	35,754
Fair Value Of Warrants	$ 0	$ 0
Pre Funded Common Stock Warrant [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01
Fair Value Of Warrants	$ 341	$ 505
Pre Funded Common Stock Warrant One [Member]
Schedule Of Fair Value Of Warrants Outstanding [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 100
Class of Warrant or Right, Outstanding		0
Fair Value Of Warrants	$ 767	$ 0